Equity (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	May 29, 2024	May 27, 2024	Dec. 30, 2022	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Issuance of shares		2,060,000
Aggregate cash fee percentage of gross proceeds raised in offering				7.00%
Management fee				1.00%
Various fees and expenses				$ 90,950
Gross proceeds	$ 4,500
ATM Agreement [Member]
Equity [Line Items]
Percentage of gross sales price			3.00%
Purchase of ordinary shares				1,305,014	124,171
Gross proceeds amount				$ 2,100	$ 513
Sale of Stock, Price Per Share				$ 1.61	$ 4.11
Issuance expense				$ 63	$ 153
Pre-Funded Warrant [Member]
Equity [Line Items]
Warrants purchase		1,511,429
Purchase share price				$ 0.001
Warrant exercised				1,511,429
Investor Warrant [Member]
Equity [Line Items]
Purchase share price		$ 1.399		$ 1.4
Investor Relation Warrants [Member]
Equity [Line Items]
Monthly cash compensation				$ 8
Investor Relation Warrants [Member]
Equity [Line Items]
Warrants purchase				25,000
Purchase share price				$ 3.25
Investor Relation Warrants [Member]
Equity [Line Items]
Warrants purchase				25,000
Purchase share price				$ 4.25
Series A Warrants [Member]
Equity [Line Items]
Warrants purchase		3,571,429		125,000
Purchase share price		$ 1.4		$ 1.75
Series B Warrants [Member]
Equity [Line Items]
Warrants purchase		3,571,429		125,000
Purchase share price		$ 1.4		$ 1.75
Ordinary Shares Two [Member] | ATM Agreement [Member]
Equity [Line Items]
Aggregate offering price			$ 100,000,000